Other Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2019
Other Balance Sheet Components
Schedule of other balance sheet components

	As of December 31,
	2017	2018	2019
	(In thousands)
Accounts receivable, net:
Accounts receivable		$555,861	$662,296
Allowance for doubtful accounts:
Balance at the beginning of year	$(14,068)	(20,214)	(27,964)
Additional provision charged to expenses	(8,465)	(15,424)	(50,313)
Write-off	2,319	7,674	17,857
Balance at the end of year	$(20,214)	$(27,964)	$(60,420)
		$527,897	$601,876
Prepaid expenses and other current assets:
Loans to and interest receivables from investees (Note 13)		$102,708	$332,971
FVO Loan Investment[1] (Note 20)		—	121,131
Secured loan to a founder of a related party[2]		80,000	80,000
Prepayments to investees[3]		89,163	51,008
Rental and other operation deposits		9,842	28,190
Amounts deposited by Weibo users[4]		30,631	34,912
Content fees and revenue share		14,769	17,992
Advertising and marketing fees		4,742	5,124
Deductible value added tax		10,304	9,127
Others		20,276	15,433
		$362,435	$695,888
Property and equipment, net:
Office building		$197,337	$194,936
Office building related facilities		3,308	3,268
Computers and equipment		217,335	218,446
Leasehold improvements		17,328	18,131
Furniture and fixtures		11,558	11,529
Other		2,996	2,742
		449,862	449,052
Less: Accumulated depreciation		(187,016)	(195,873)
		$262,846	$253,179

[1] As of December 31, 2019, the Company recorded $121.1 million of one loan investment in a special purpose entity with maturity within one year. The loan investment had a variable interest rate depending on the underlying assets’ performance, and the Company elected to account for the loan investment using fair value option(“FVO Loan Investment”), with subsequent fair value change recorded in fair value changes through earnings on investments, net, from which $4.6 million of fair value gain was recorded for the year ended December 31, 2019.

[2] The Company issued a one-year loan of $100 million to a founder of a related party in August 2016 with an annual interest rate of 5%. $20 million was repaid as of December 31, 2017 and the remaining were extended to August 15, 2018, August 15, 2019 and then August 15, 2020, with an annual interest rate of 7.5%. As of December 31, 2019, the loan was fully secured by an RMB deposits (equivalent to $79.3 million) and mortgaged shares of the related party provided by its founder as of December 31, 2019.

[3] The Company recognized $0.9 million, $20.3 million and $20.6 million of impairment on the prepayment of investments as a result of the deterioration of the investees’ operation for the years ended December 31, 2017, 2018 and 2019, respectively. All these investment prepayments were fully impaired.

[4] Weibo wallet enables Weibo users to conduct hobby-oriented activities on Weibo, such as handing out “red envelops” and coupons to users. Weibo wallet also enables users to purchase different types of products and services on Weibo, including those offered by the Company, such as marketing services and VIP membership, and those offered by the Company’s platform partners, such as e-commerce merchandises, financial products and virtual gifts. The amounts deposited by users primarily represent the receivables temporarily held on account for Weibo wallet users through a third party online payment platform. Amounts due to users represent the balances that are payable on demand to Weibo wallet users and therefore are reflected as current liability on the consolidated balance sheets.

Other assets:
Investment related deposits	$46,777	$33,641
Deferred tax assets	23,213	25,400
Deposits for land use rights	6,321	6,244
Others	4,816	5,800
	$81,127	$71,085
Accrued expenses and other current liabilities:
Accrued sales rebates	$149,371	$196,319
Accrued payroll related expenses (including sales commission)	117,562	128,290
Litigation reserve (Note 22)	—	125,809
Advertising and marketing expenses	83,893	94,289
Guarantee liabilities (Note 20)	10,952	43,677
Deposit for secured loan[2]	43,614	79,274
Turnover tax	44,280	57,764
Amounts due to Weibo users[3]	30,631	34,912
Employee reimbursement	8,934	10,165
Professional fee	10,014	18,329
Unpaid consideration for acquisitions and investment	10,055	30,054
Interest payable of Weibo convertible debt and senior notes	1,500	15,344
Others	30,001	52,487
	$540,807	$886,713